U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 77

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 80

(Check appropriate box or boxes)

WILLIAMSBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

John L. Chilton, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

David James

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ /       immediately upon filing pursuant to paragraph (b)

/X/     on July 29, 2021 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 76 (“PEA #76”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on May 28, 2021. Pursuant to Rule 485(a)(2), that filing was expected to become effective on July 27, 2021.

This Post-Effective Amendment No. 77 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2021 as the new effective date for PEA #76.

This Post-Effective Amendment No. 77 incorporates by reference the information contained in Parts A, B, and C of PEA #76.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 26th day of July, 2021.

WILLIAMSBURG INVESTMENT TRUST

By:	/s/ David James
David James, Secretary

The term “Williamsburg Investment Trust” means and refers to the Trustees from time to time serving under the Amended and Restated Agreement and Declaration of Trust of the Registrant dated November 17, 2016, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Amended and Restated Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Amended and Restated Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert S. Harris*	Chairman of the Board	July 26, 2021
and Trustee

/s/ Mark J. Seger	Treasurer	July 26, 2021
Mark J. Seger

John T. Bruce*	Trustee

George K. Jennison*	Trustee

Elizabeth W. Robertson*	Trustee

Harris V. Morrissette*	Trustee

John P. Ackerly, IV*		Trustee

By:	/s/ David James
David James
Attorney-in-fact*
July 26, 2021